DEBT SECURITIES IN ISSUE (Details 2) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	$ 19,648,714	$ 18,704,809
No more than twelve months after the reporting period [member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	2,352,801	832,885
More than twelve months after the reporting period [member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	$ 17,295,913	$ 16,685,814